SHARE CAPITAL AND RESERVES (Details - Stock option activity) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted	2,750,000
Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding, beginning balance	5,230,000	5,230,000	4,980,000
Options outstanding, weighed average exercise price	$ 0.07	$ 0.07	$ 0.07
Options granted	2,750,000	0	250,000
Options granted, weighed average exercise price	$ 0.04	$ 0	$ 0.07
Options outstanding, ending balance	7,980,000	5,230,000	5,230,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 0.06	$ 0.07	$ 0.07